Financial Instruments - Schedule of Details of Amounts Receivable and Allowances for Doubtful Accounts (Details) - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Allowances For Doubtful Accounts [Abstract]
Amounts receivable, gross	$ 2,539	$ 2,885
Allowance for doubtful accounts	(36)	(27)
Amounts receivable, net	$ 2,503	$ 2,858